Other Income	6 Months Ended
Jun. 30, 2023
Other Income
Other Income
18	Other Income

	(Unaudited) For the six-month
	period ended 30 June
	2023	2022
	USD	USD

Creditors settlements (Note 12)	16,637,801	—
Other income	129,913	4,649
	16,767,714	4,649